BUSINESS COMBINATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 25, 2025	Mar. 28, 2023
Acquisition of BW [Member]
Equity interests	51.00%
Total cash consideration	$ 22,440
Acquisition of 2Lab3 [Member] | Class A Ordinary Stocks [Member]
Equity interests		100.00%
Ordinary shares (in Shares)		1,375,000
Price per share (in Dollars per share)		$ 5.15